UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21664

Pioneer Series Trust III
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Disciplined Value Fund

NQ | May 31, 2018

Ticker Symbols:
Class A CVFCX Class C CVCFX Class R CVRFX Class Y CVFYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.1% of Net Assets
	AUTOMOBILES & COMPONENTS - 3.1%
	Auto Parts & Equipment - 3.1%
162,375	Aptiv Plc	$15,831,562
	Total Automobiles & Components	$15,831,562
	BANKS - 17.6%
	Diversified Banks - 15.4%
877,086	Bank of America Corp.	$25,470,577
223,004	Citigroup, Inc.	14,872,137
261,303	JPMorgan Chase & Co.	27,962,034
226,409	US Bancorp	11,318,186
		$79,622,934
	Regional Banks - 2.2%
76,911	PNC Financial Services Group, Inc.	$11,029,807
	Total Banks	$90,652,741
	CAPITAL GOODS - 9.7%
	Aerospace & Defense - 3.1%
459,621	BAE Systems Plc (A.D.R.)	$15,866,117
	Building Products - 1.0%
133,705	Masco Corp.	$4,983,185
	Electrical Components & Equipment - 2.3%
167,289	Emerson Electric Co.	$11,850,753
	Industrial Conglomerates - 1.2%
58,707	Carlisle Cos., Inc.	$6,304,545
	Trading Companies & Distributors - 2.1%
69,804(a)	United Rentals, Inc.	$11,138,624
	Total Capital Goods	$50,143,224
	CONSUMER SERVICES - 3.0%
	Restaurants - 3.0%
191,953	Yum! Brands, Inc.	$15,611,537
	Total Consumer Services	$15,611,537
	DIVERSIFIED FINANCIALS - 10.8%
	Asset Management & Custody Banks - 1.4%
44,879	Affiliated Managers Group, Inc.	$7,147,429
	Consumer Finance - 5.8%
320,626	Discover Financial Services	$23,681,436
186,771	Synchrony Financial	6,467,880
		$30,149,316
	Investment Banking & Brokerage - 3.6%
204,568	Morgan Stanley	$10,257,040
83,897	Raymond James Financial, Inc.	8,101,094
		$18,358,134
	Total Diversified Financials	$55,654,879
	ENERGY - 12.9%
	Integrated Oil & Gas - 4.1%
349,589	TOTAL SA (A.D.R.)	$21,202,573
	Oil & Gas Equipment & Services - 5.8%
108,985	Halliburton Co.	$5,420,914
258,928	National Oilwell Varco, Inc.	10,724,797
201,331	Schlumberger, Ltd.	13,825,400
		$29,971,111
	Oil & Gas Exploration & Production - 3.0%
113,628	ConocoPhillips	$7,657,391
64,233	EOG Resources, Inc.	7,567,290
		$15,224,681
	Total Energy	$66,398,365
	FOOD, BEVERAGE & TOBACCO - 1.7%
	Soft Drinks - 1.7%
88,993	PepsiCo., Inc.	$8,921,548
	Total Food, Beverage & Tobacco	$8,921,548
	HEALTH CARE EQUIPMENT & SERVICES - 6.6%
	Health Care Equipment - 1.6%
221,222(a)	Hologic, Inc.	$8,382,102
	Health Care Services - 3.4%
98,134(a)	Laboratory Corp. of America Holdings	$17,722,019
	Health Care Supplies - 1.6%
35,590	Cooper Cos., Inc.	$8,054,373
	Total Health Care Equipment & Services	$34,158,494
	HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
	Household Products - 3.0%
210,088	Procter & Gamble Co.	$15,372,139
	Total Household & Personal Products	$15,372,139
Shares		Value
	INSURANCE - 1.1%
	Insurance Brokers - 1.1%
72,111	Marsh & McLennan Cos., Inc.	$5,795,561
	Total Insurance	$5,795,561
	MATERIALS - 1.8%
	Paper Packaging - 1.5%
181,773	Sealed Air Corp.	$7,918,032
	Specialty Chemicals - 0.3%
24,481	HB Fuller Co.	$1,261,995
	Total Materials	$9,180,027
	MEDIA - 3.1%
	Advertising - 1.5%
105,426	Omnicom Group, Inc.	$7,599,106
	Movies & Entertainment - 1.6%
89,259	Time Warner, Inc.	$8,404,628
	Total Media	$16,003,734
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
	Biotechnology - 2.2%
132,043	Gilead Sciences, Inc.	$8,899,698
16,474	Shire Plc (A.D.R.)	2,705,690
	Total Pharmaceuticals, Biotechnology & Life Sciences	$11,605,388
	RETAILING - 1.0%
	General Merchandise Stores - 1.0%
60,479	Dollar General Corp.	$5,290,703
	Total Retailing	$5,290,703
	SEMI CONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
	Semiconductors - 4.7%
159,401(a)	Micron Technology, Inc.	$9,179,904
396,962	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	15,362,429
	Total Semi Conductors & Semiconductor Equipment	$24,542,333
	SOFTWARE & SERVICES - 6.8%
	Internet Software & Services - 1.3%
177,978(a)	eBay, Inc.	$6,713,330
	IT Consulting & Other Services - 1.6%
124,756	Amdocs, Ltd.	$8,416,040
	Systems Software - 3.9%
426,530	Oracle Corp.	$19,927,482
	Total Software & Services	$35,056,852
	TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
	Communications Equipment - 2.1%
99,022	Motorola Solutions, Inc.	$10,629,021
	Total Technology Hardware & Equipment	$10,629,021
	TELECOMMUNICATION SERVICES - 4.7%
	Integrated Telecommunication Services - 4.7%
493,153	AT&T, Inc.	$15,938,705
450,789	CenturyLink, Inc.	8,213,376
	Total Telecommunication Services	$24,152,081
	TRANSPORTATION - 2.0%
	Railroads - 2.0%
95,578	Kansas City Southern	$10,241,183
	Total Transportation	$10,241,183
	UTILITIES - 1.2%
	Electric Utilities - 1.2%
94,935	American Electric Power Co., Inc.	$6,450,833
	Total Utilities	$6,450,833
	TOTAL COMMON STOCKS
	(Cost $490,333,288)	$511,692,205
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.5% of Net Assets
2,620,000(b)	U.S. Treasury Bills, 6/28/18	$2,616,596
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $2,616,605)	$2,616,596
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $492,949,893)	$514,308,801
	OTHER ASSETS AND LIABILITIES - 0.4%	$1,821,427
	NET ASSETS - 100.0%	$516,130,228

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$511,692,205	$–	$–	$511,692,205
U.S. Government and Agency Obligation	–	2,616,596	–	2,616,596
Total Investments in Securities	$511,692,205	$2,616,596	$–	$514,308,801

During the nine months ended May 31, 2018, there were no transfers between Level 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date July 27, 2018

* Print the name and title of each signing officer under his or her signature.